UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.6%
Consumer Staples — 1.3%
	Food Products — 1.3%
127	AarhusKarlshamn AB, (Sweden)	8,336
3,525	Archer-Daniels-Midland Co.	158,413
1,898	Associated British Foods plc, (United Kingdom)	96,101
11	Barry Callebaut AG, (Switzerland) (a)	14,553
3,416	BRF S.A., (Brazil), ADR	73,717
794	Bunge Ltd.	61,702
85	Cal-Maine Foods, Inc.	5,930
13,000	China Agri-Industries Holdings Ltd., (Hong Kong)	5,374
8,000	China Yurun Food Group Ltd., (China) (a)	3,640
50	CJ CheilJedang Corp., (South Korea)	16,186
824	Darling Ingredients, Inc. (a)	16,472
3,000	First Resources Ltd., (Singapore)	6,012
187	Fresh Del Monte Produce, Inc.	5,417
900	Glanbia plc, (Ireland)	14,023
37,000	Golden Agri-Resources Ltd., (Singapore)	16,994
1,121	GrainCorp Ltd., (Australia), Class A	9,202
200	Hokuto Corp., (Japan)	3,840
3,000	Indofood Agri Resources Ltd., (Singapore)	2,394
400	Ingredion, Inc.	30,460
386	Maple Leaf Foods, Inc., (Canada)	6,660
1,648	Marine Harvest ASA, (Norway)	19,809
300	Maruha Nichiro Corp., (Japan) (a)	4,733
2,000	Nichirei Corp., (Japan)	9,894
1,000	Nippon Flour Mills Co., Ltd., (Japan)	5,299
1,000	Nippon Meat Packers, Inc., (Japan)	19,522
1,500	Nippon Suisan Kaisha Ltd., (Japan) (a)	4,749
368	Nutreco N.V., (Netherlands)	16,225
306	Pilgrim’s Pride Corp. (a)	7,785
268	Salmar ASA, (Norway) (a)	4,256
106	Sanderson Farms, Inc.	9,806
2	Seaboard Corp. (a)	5,390
379	Suedzucker AG, (Germany)	7,700
2,416	Tate & Lyle plc, (United Kingdom)	28,060
1,415	Tyson Foods, Inc., Class A	60,081
30	Vilmorin & Cie S.A., (France)	3,972
14,000	Wilmar International Ltd., (Singapore)	35,873

	Total Consumer Staples	798,580

Industrials — 0.5%
	Machinery — 0.5%
461	AGCO Corp.	24,876
39	Bucher Industries AG, (Switzerland)	12,910
912	CNH Industrial N.V., (United Kingdom)	9,958
1,994	Deere & Co.	181,793
4,000	First Tractor Co., Ltd., (China), Class H	2,418
2,000	Iseki & Co., Ltd., (Japan)	5,087
6,000	Kubota Corp., (Japan)	82,466
75	Lindsay Corp.	6,322
263	Titan International, Inc.	4,158

	Total Industrials	329,988

Materials — 1.8%
	Chemicals — 1.8%
770	Agrium, Inc., (Canada)	69,139
131	American Vanguard Corp.	1,994
76	Auriga Industries A/S, (Denmark), Class B (a)	3,175
297	CF Industries Holdings, Inc.	72,263
12,000	China BlueChemical Ltd., (China), Class H	6,432
282	Intrepid Potash, Inc. (a)	4,571
2,201	Israel Chemicals Ltd., (Israel)	19,425
16	Israel Corp., Ltd. (The), (Israel) (a)	9,338
898	K+S AG, (Germany)	31,253
2,816	Monsanto Co.	343,130
1,828	Mosaic Co. (The)	91,382
856	Nufarm Ltd., (Australia)	3,423
390	Phosagro OAO, (Russia), Reg. S, GDR	4,549
4,595	Potash Corp. of Saskatchewan, Inc., (Canada)	166,756
230	Scotts Miracle-Gro Co. (The), Class A	13,788
10,000	Sinofert Holdings Ltd., (Hong Kong)	1,215
463	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	14,001
502	Syngenta AG, (Switzerland)	193,222
1,405	Uralkali OJSC, (Russia), Reg. S, GDR	31,417
946	Yara International ASA, (Norway)	43,202

	Total Materials	1,123,675

	Total Common Stocks (Cost $1,967,331)	2,252,243

Exchange Traded Funds — 15.9%
International Equity — 15.9%
54,807	iShares Global Energy ETF	2,559,487
136,345	iShares Global Infrastructure ETF	5,917,373
59,995	iShares MSCI Global Metals & Mining Producers ETF	1,174,102
14,771	Market Vectors Gold Miners ETF	332,348

	Total Exchange Traded Funds (Cost $8,629,584)	9,983,310

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 78.5%
Alternative Assets — 20.4%
399,259	JPMorgan Commodities Strategy Fund, Class R6 Shares (b)	5,613,575
556,655	JPMorgan Realty Income Fund, Class R5 Shares (b)	7,180,845

	Total Alternative Assets	12,794,420

Fixed Income — 58.1%
1,150,561	JPMorgan Floating Rate Income Fund, Class R6 Shares (b)	11,632,168
2,038,026	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	21,623,460
304,476	JPMorgan Real Return Fund, Institutional Class Shares (b)	3,114,785

	Total Fixed Income	36,370,413

	Total Investment Companies (Cost $46,990,030)	49,164,833

Short-Term Investment — 2.3%
Investment Company — 2.3%
1,444,698	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $1,444,698)	1,444,698

	Total Investments — 100.3% (Cost $59,031,643)	62,845,084
	Liabilities in Excess of Other Assets — (0.3)%	(162,471)

	NET ASSETS — 100.0%	$62,682,613

Percentages indicated are based on net assets.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $806,280 and 1.3%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,033,938
Aggregate gross unrealized depreciation	(220,497)

Net unrealized appreciation/depreciation	$3,813,441

Federal income tax cost of investments	$59,031,643

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$460,589	$337,991	$—	$798,580
Industrials	227,107	102,881	—	329,988
Materials	820,226	303,449	—	1,123,675

Total Common Stocks	1,507,922	744,321	—	2,252,243

Exchange Traded Funds	9,983,310	—	—	9,983,310
Investment Companies	49,164,833	—	—	49,164,833
Short-Term Investment
Investment Company	1,444,698	—	—	1,444,698

Total Investments in Securities	$62,100,763	$744,321	$—	$62,845,084

There were no transfers among any levels during the period ended May 31, 2014.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 17.5%
Consumer Discretionary — 3.1%
	Automobiles — 0.1%
3,042	Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)	3,152

	Hotels, Restaurants & Leisure — 0.8%
16,750	MGM Resorts International, 11.375%, 03/01/18 (m)	21,649
4,400	MTR Gaming Group, Inc., 11.500%, 08/01/19	4,945
6,975	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	7,428

		34,022

	Household Durables — 1.1%
4,250	Brookfield Residential Properties, Inc., (Canada), 6.500%, 12/15/20 (e)	4,484
	K. Hovnanian Enterprises, Inc.,
1,200	6.250%, 01/15/16 (m)	1,254
900	7.000%, 01/15/19 (e)	916
	KB Home,
2,895	4.750%, 05/15/19	2,902
4,000	9.100%, 09/15/17 (m)	4,715
	Lennar Corp.,
4,210	4.500%, 06/15/19	4,273
11,823	Series B, 12.250%, 06/01/17 (m)	15,045
8,202	M/I Homes, Inc., 8.625%, 11/15/18 (m)	8,755
	Standard Pacific Corp.,
3,650	8.375%, 05/15/18	4,307
2,702	10.750%, 09/15/16 (m)	3,229

		49,880

	Media — 0.6%
5,217	Cablevision Systems Corp., 8.625%, 09/15/17 (m)	6,104
5,400	Clear Channel Communications, Inc., 9.000%, 03/01/21 (m)	5,764
	DISH DBS Corp.,
3,750	7.125%, 02/01/16 (m)	4,087
5,856	7.875%, 09/01/19	6,969
4,107	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19 (m)	4,343
2,000	Univision Communications, Inc., 7.875%, 11/01/20 (e)	2,203

		29,470

	Specialty Retail — 0.5%
	Claire’s Stores, Inc.,
1,872	6.125%, 03/15/20 (e)	1,783
8,128	9.000%, 03/15/19 (e)	8,352
EUR 7,700	New Look Bondco I plc, (United Kingdom), VAR, 6.554%, 05/14/18 (e)	10,654

		20,789

	Total Consumer Discretionary	137,313

Consumer Staples — 0.5%
	Food & Staples Retailing — 0.1%
2,800	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	3,056

	Food Products — 0.3%
4,237	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)	4,549
4,350	Pilgrim’s Pride Corp., 7.875%, 12/15/18 (m)	4,633
3,575	Smithfield Foods, Inc., 7.750%, 07/01/17 (m)	4,120

		13,302

	Household Products — 0.1%
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
4,750	8.500%, 05/15/18	4,964
2,000	9.000%, 04/15/19	2,120

		7,084

	Total Consumer Staples	23,442

Energy — 2.9%
	Energy Equipment & Services — 0.8%
1,109	CGG S.A., (France), 9.500%, 05/15/16 (m)	1,135
12,270	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	12,178
1,869	Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e) (m)	2,000
4,194	PHI, Inc., 5.250%, 03/15/19 (e)	4,267
5,750	Seadrill Ltd., (Bermuda), 6.125%, 09/15/17 (e)	6,023
9,680	SESI LLC, 7.125%, 12/15/21 (m)	10,939

		36,542

	Oil, Gas & Consumable Fuels — 2.1%
	Chesapeake Energy Corp.,
7,500	3.250%, 03/15/16 (m)	7,556
16,464	VAR, 3.479%, 04/15/19	16,711
6,105	Citgo Petroleum Corp., 11.500%, 07/01/17 (e) (m)	6,471
	Energy XXI Gulf Coast, Inc.,
7,435	7.750%, 06/15/19 (m)	8,011
2,000	9.250%, 12/15/17 (m)	2,153
3,500	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20	4,021

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,500	EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19 (m)	4,815
1,800	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)	1,922
1,700	Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e) (m)	1,859
4,370	Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.000%, 12/15/18 (e)	4,479
2,925	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	3,064
4,657	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)	4,913
6,518	Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)	6,876
10,500	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	11,393
5,500	WPX Energy, Inc., 5.250%, 01/15/17 (m)	5,871

		90,115

	Total Energy	126,657

Financials — 1.8%
	Capital Markets — 0.1%
	E*TRADE Financial Corp.,
1,810	6.000%, 11/15/17 (m)	1,892
3,045	6.750%, 06/01/16 (m)	3,300

		5,192

	Consumer Finance — 1.3%
51,655	Ally Financial, Inc., VAR, 2.908%, 07/18/16 (m)	52,978
	General Motors Financial Co., Inc.,
3,066	2.750%, 05/15/16	3,116
2,844	3.250%, 05/15/18	2,886

		58,980

	Diversified Financial Services — 0.1%
1,315	Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e) (m)	1,414

	Insurance — 0.3%
GBP 8,500	Towergate Finance plc, (United Kingdom), VAR, 6.027%, 02/15/18 (e)	14,105

	Total Financials	79,691

Health Care — 1.3%
	Health Care Equipment & Supplies — 0.4%
2,425	ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e) (m)	2,480
14,577	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)	15,925

		18,405

	Health Care Providers & Services — 0.4%
3,220	inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)	3,445
3,864	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)	4,106
168	Omnicare, Inc., 7.750%, 06/01/20 (m)	182
	Tenet Healthcare Corp.,
3,335	5.000%, 03/01/19 (e)	3,401
4,383	6.000%, 10/01/20	4,712

		15,846

	Pharmaceuticals — 0.5%
6,500	Endo Finance LLC & Endo Finco, Inc., 7.000%, 07/15/19 (e)	6,971
	Valeant Pharmaceuticals International, Inc., (Canada),
2,000	6.750%, 10/01/17 (e) (m)	2,097
10,449	6.750%, 08/15/18 (e) (m)	11,285
4,000	7.000%, 10/01/20 (e) (m)	4,260

		24,613

	Total Health Care	58,864

Industrials — 2.0%
	Aerospace & Defense — 0.4%
	Bombardier, Inc., (Canada),
2,214	4.250%, 01/15/16 (e) (m)	2,300
4,315	4.750%, 04/15/19 (e)	4,369
7,925	7.500%, 03/15/18 (e)	8,975

		15,644

	Air Freight & Logistics — 0.1%
5,281	CEVA Group plc, (United Kingdom), 4.000%, 05/01/18 (e)	4,832

	Airlines — 0.3%
1,922	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)	2,086
5,222	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19 (m)	5,966
1,403	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e) (m)	1,589
3,648	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	3,885

		13,526

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Building Products — 0.1%
5,000	Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)	5,450

	Commercial Services & Supplies — 0.6%
10,600	ADT Corp. (The), 4.125%, 04/15/19	10,600
18,115	ILFC E-Capital Trust I, VAR, 5.210%, 12/21/65 (e) (m)	17,390
266	R.R. Donnelley & Sons Co., 7.250%, 05/15/18	309

		28,299

	Electrical Equipment — 0.0% (g)
1,415	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)	1,542

	Industrial Conglomerates — 0.1%
4,730	J.M. Huber Corp., 9.875%, 11/01/19 (e) (m)	5,404

	Machinery — 0.2%
6,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	6,360

	Marine — 0.1%
3,476	Ridgebury Crude Tankers LLC, 7.625%, 03/20/17 (e)	3,554

	Road & Rail — 0.1%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
3,000	4.875%, 11/15/17 (m)	3,131
518	9.750%, 03/15/20 (m)	588
903	VAR, 2.986%, 12/01/17	910

		4,629

	Total Industrials	89,240

Information Technology — 0.3%
	Communications Equipment — 0.2%
9,600	Avaya, Inc., 7.000%, 04/01/19 (e) (m)	9,504

	Internet Software & Services — 0.0% (g)
715	IAC/InterActiveCorp., 4.875%, 11/30/18	749

	Semiconductors & Semiconductor Equipment — 0.1%
4,355	Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)	4,594

	Total Information Technology	14,847

Materials — 2.8%
	Chemicals — 0.5%
7,325	Ashland, Inc., 3.000%, 03/15/16 (m)	7,462
	INEOS Group Holdings S.A., (Luxembourg),
1,713	5.875%, 02/15/19 (e)	1,745
4,000	6.125%, 08/15/18 (e)	4,140
8,000	PolyOne Corp., 7.375%, 09/15/20 (m)	8,730

		22,077

	Construction Materials — 1.2%
	Cemex S.A.B. de C.V., (Mexico),
16,865	VAR, 4.976%, 10/15/18 (e) (m)	18,130
33,785	VAR, 5.234%, 09/30/15 (e) (m)	34,883

		53,013

	Containers & Packaging — 0.5%
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
1,800	6.250%, 01/31/19 (e)	1,863
1,700	9.125%, 10/15/20 (e) (m)	1,874
5,484	Berry Plastics Corp., 9.750%, 01/15/21 (m)	6,320
	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, (Luxembourg),
3,915	5.625%, 12/15/16 (e) (m)	3,979
7,000	6.000%, 06/15/17 (e)	7,140
2,600	Sealed Air Corp., 8.125%, 09/15/19 (e) (m)	2,880

		24,056

	Metals & Mining — 0.6%
	ArcelorMittal, (Luxembourg),
5,000	6.125%, 06/01/18	5,481
11,500	10.350%, 06/01/19 (m)	14,576
4,850	Commercial Metals Co., 7.350%, 08/15/18	5,529
825	Imperial Metals Corp., (Canada), 7.000%, 03/15/19 (e)	842

		26,428

	Total Materials	125,574

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
2,400	7.000%, 01/15/19	2,538
5,602	7.375%, 06/01/20	6,134
10,313	8.125%, 04/30/20 (m)	11,241
425	Cincinnati Bell, Inc., 8.750%, 03/15/18 (m)	446
2,750	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e) (m)	3,609

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
	Intelsat Jackson Holdings S.A., (Luxembourg),
1,000	7.250%, 04/01/19 (m)	1,069
1,000	7.250%, 10/15/20 (m)	1,080
4,000	8.500%, 11/01/19 (m)	4,265
6,000	Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18	6,367
	Level 3 Communications, Inc.,
1,000	8.875%, 06/01/19 (m)	1,095
31,113	11.875%, 02/01/19 (m)	34,769
	Level 3 Financing, Inc.,
3,415	8.125%, 07/01/19	3,731
3,560	9.375%, 04/01/19	3,912
5,635	VAR, 3.823%, 01/15/18 (e) (m)	5,719
8,390	PAETEC Holding Corp., 9.875%, 12/01/18 (m)	9,124

		95,099

	Wireless Telecommunication Services — 0.0% (g)
700	Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e) (m)	729

	Total Telecommunication Services	95,828

Utilities — 0.6%
	Independent Power & Renewable Electricity Producers — 0.6%
18,000	AES Corp., VAR, 3.227%, 06/01/19	18,158
7,000	GenOn Energy, Inc., 7.875%, 06/15/17 (m)	7,420

	Total Utilities	25,578

	Total Corporate Bonds (Cost $760,325)	777,034

Preferred Securities — 0.1% (x)
Financials — 0.1%
	Banks — 0.1%
3,200	Wachovia Capital Trust III, VAR, 5.570%, 07/03/14 (m)	3,120

	Insurance — 0.0% (g)
3,000	Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m)	3,105

	Total Preferred Securities (Cost $5,744)	6,225

SHARES
Preferred Stock — 0.4%
Financials — 0.4%
	Insurance — 0.4%
23	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.346%, 06/30/14 @ (Cost $19,459)	19,636

PRINCIPAL AMOUNT
Loan Assignments — 73.4%
Consumer Discretionary — 20.1%
	Auto Components — 0.7%
26,800	Cooper-Standard Automotive Inc., Term Loan, VAR, 4.000%, 04/04/21 ^	26,744
3,737	Jason, Inc., 1st Lien Term Loan, VAR, 5.500%, 01/01/21 ^	3,727

		30,471

	Automobiles — 0.9%
15,862	Chrysler Group LLC, New Term Loan B, VAR, 3.500%, 05/24/17 ^	15,862
26,675	Chrysler Group LLC, Term Loan, VAR, 3.250%, 12/31/18 ^	26,508

		42,370

	Distributors — 0.1%
4,908	VWR Funding, Inc., New USD B1 Term Loan, VAR, 3.400%, 04/03/17	4,908

	Diversified Consumer Services — 0.5%
16,586	Coinmach Services Corp., New Term Loan, VAR, 4.250%, 11/14/19	16,557
4,175	Deluxe Enterprise, 1st Lien Term Loan, VAR, 6.500%, 02/28/20	4,149

		20,706

	Hotels, Restaurants & Leisure — 6.3%
15,880	American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	15,950
8,245	Bally Technologies, Inc., Term Loan, VAR, 4.250%, 11/25/20	8,263
13,750	CBAC Borrower LLC, Term Loan, VAR, 8.250%, 07/02/20	14,231
9,120	CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	9,139
14,350	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/14/21	14,218
16,418	Four Seasons Holdings, Inc., Term Loan F, VAR, 3.500%, 06/27/20	16,370

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Hotels, Restaurants & Leisure — continued
6,544	Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19	6,690
15,270	Golden Nugget, Inc., Term Loan, VAR, 5.500%, 11/21/19	15,609
9,804	Graton Economic Development Authority, Term Loan, VAR, 9.000%, 08/22/18	10,172
21,165	Hilton Worldwide Finance LLC, Term Loan B2, VAR, 3.500%, 10/26/20	21,077
19,601	Intrawest Resorts Holdings, Inc., Term Loan, VAR, 5.500%, 12/09/20	19,919
14,420	Landry’s, Inc., Term B Loan, VAR, 4.000%, 04/24/18	14,442
8,970	Las Vegas Sands LLC, Term Loan B, VAR, 3.250%, 12/19/20 ^	8,953
17,955	Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	18,247
8,479	Northfield Park Associates, Term Loan, VAR, 9.000%, 12/19/18	8,616
5,540	NPC International, Inc., 1st Lien Term Loan B, VAR, 4.000%, 12/28/18 ^	5,521
1,700	PF Chang’s China Bistro, Inc., 1st Lien Term Loan B, VAR, 4.250%, 06/22/19 ^	1,694
16,159	Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	16,050
9,093	Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20 ^	9,042
22,655	Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	23,278
22,076	Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	22,103
2,425	Wendy’s International, Inc., New Term Loan B, VAR, 3.250%, 05/15/19 ^	2,430

		282,014

	Household Durables — 0.3%
4,686	Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20	4,686
6,023	Tempur Sealy International, Inc., Term Loan B, VAR, 3.500%, 03/18/20	5,984
2,567	WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20	2,567

		13,237

	Internet & Catalog Retail — 0.4%
11,611	1-800 CONTACTS, Inc., Term Loan, VAR, 4.250%, 01/29/21	11,581
6,975	Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.977%, 01/30/17 (i) ^	7,057

		18,638

	Leisure Products — 0.2%
7,235	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	7,289
3,477	Leslie’s Poolmart, Inc., Term Loan B, VAR, 4.250%, 10/16/19 ^	3,468

		10,757

	Media — 7.0%
13,490	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	13,659
24,103	Cenveo Corp., New Term Loan B, VAR, 6.250%, 02/13/17 ^	24,233
21,311	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	21,049
6,423	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16	6,357
5,795	Clear Channel Communications, Inc., Term Loan E, VAR, 7.650%, 07/30/19	5,794
248	DigitalGlobe, Inc., Term Loan B, VAR, 3.750%, 01/31/20	248
7,511	Entravision Communications Corp., Term Loan B, VAR, 3.500%, 05/31/20	7,396
2,035	Gray Television, Inc., 2012 Term Loan B, VAR, 4.500%, 10/11/19	2,035
951	Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	951
14,635	Interactive Data Corp., 1st Lien Term Loan B, VAR, 4.750%, 04/16/21	14,736
2,637	Live Nation Entertainment, Inc., Term B Loan, VAR, 3.500%, 08/17/20	2,626
10,003	McGraw-Hill Education Holding Inc., Term B Loan, VAR, 5.750%, 03/22/19	10,130
1,701	Media General, Inc., Delayed Draw Term Loan, VAR, 4.250%, 07/31/20 ^	1,707
3,660	Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	3,639
9,080	MTL Publishing LLC, 1st Lien Term B Loan, VAR, 3.750%, 06/29/18 ^	9,044
7,182	NEP/NCP Holdco Inc., Term Loan B, VAR, 4.250%, 01/22/20	7,170
4,150	Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20	4,127
18,065	Numericable Group S.A., Term Loan B1, VAR, 4.500%, 04/23/20 ^	18,094
3,610	Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	3,673
597	Sinclair Television Group, Inc., Tranche B Term Loan, VAR, 3.000%, 04/09/20	591
42,633	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	42,607
780	TWCC Holding Corp., 1st Lien Term Loan, VAR, 3.500%, 02/13/17	774

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Media — continued
30,341	Univision Communications, Inc., 1st Lien Term Loan C4, VAR, 4.000%, 03/01/20 ^	30,256
6,947	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	6,926
1,968	Vertis, Inc., Extended Term Loan, VAR, 12/21/15 (d) (i)	30
39,300	Visant Corp, 1st Lien Term Loan, VAR, 5.250%, 12/22/16 ^	38,821
33,062	WMG Acquisition Corp., Term Loan, VAR, 3.750%, 07/01/20 ^	32,477

		309,150

	Multiline Retail — 1.4%
36,046	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	36,327
23,932	Neiman Marcus Group, Inc., Term Loan, VAR, 4.250%, 10/25/20	23,860

		60,187

	Specialty Retail — 1.2%
2,296	Evergreen Acquisition Corp., New Term Loan, VAR, 07/09/19 ^	2,300
41,529	J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	41,259
8,181	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19 ^	8,188

		51,747

	Textiles, Apparel & Luxury Goods — 1.1%
6,555	Cole Haan LLC, Term Loan, VAR, 5.000%, 01/31/20	6,514
25,083	Lands’ End, Inc., Term Loan B, VAR, 4.250%, 04/02/21	25,036
8,769	Nine West Holdings, Inc., 1st Lien Term Loan B, VAR, 4.750%, 10/08/19	8,796
8,500	Stuart Weitzman Holdings LLC, Term Loan, VAR, 4.500%, 03/05/20	8,447

		48,793

	Total Consumer Discretionary	892,978

Consumer Staples — 8.8%
	Beverages — 0.3%
11,660	DS Waters of America Inc., New Term Loan, VAR, 5.250%, 08/30/20	11,777

	Food & Staples Retailing — 3.9%
8,036	AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17 ^	8,016
65,287	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	65,532
1,430	Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	1,458
28,333	Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	28,625
11,000	Rite Aid Corp., Tranche 7 Term Loan, VAR, 3.500%, 02/21/20	10,982
60,653	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	60,585

		175,198

	Food Products — 4.3%
20,977	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18 ^	20,973
55,824	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	56,096
22,415	Hearthside Food Solutions LLC, 1st Lien Term Loan, VAR, 04/09/21 ^	22,490
14,410	Hostess Brands LLC, Term Loan, VAR, 6.750%, 04/09/20	14,959
51,060	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20 ^	50,759
13,365	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	13,279
10,867	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 05/23/21 ^	10,949

		189,505

	Household Products — 0.3%
1,753	Armored Autogroup, Inc., New Term Loan, VAR, 6.000%, 11/05/16	1,756
11,275	Reynolds Group Holdings Ltd., 2013 Term Loan, VAR, 4.000%, 12/01/18 ^	11,279

		13,035

	Total Consumer Staples	389,515

Energy — 4.7%
	Energy Equipment & Services — 1.9%
10,013	Drillships Financing Holding, Inc., Term Loan B1, VAR, 6.000%, 03/31/21 ^	10,035
12,606	Floatel International Ltd., 1st Lien Term Loan B, VAR, 05/22/20 ^	12,606
9,435	Matrix Acquisition Corp., Term Loan, VAR, 4.000%, 06/07/20	9,426
3,478	Mcdermott International, Inc., Term Loan B, VAR, 5.250%, 04/15/19 ^	3,495
8,362	Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18 ^	8,360
8,908	Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19	8,997
20,000	Seadrill Partners LLC, Term Loan B, VAR, 4.000%, 02/21/21 ^	19,909

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Energy Equipment & Services — continued
9,299	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18 ^	9,458

		82,286

	Oil, Gas & Consumable Fuels — 2.8%
1,317	Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	1,363
21,822	Arch Coal, Inc., Term Loan B, VAR, 6.250%, 05/16/18	21,462
18,338	Energy Transfer Equity LP, New Term Loan, VAR, 3.250%, 12/02/19	18,133
20,890	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	21,483
5,762	MEG Energy Corp., Term Loan B, VAR, 3.750%, 03/31/20	5,775
10,068	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18 ^	10,160
18,905	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20	18,959
10,390	Sabine Oil & Gas (NFR Energy), 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	10,528
6,396	Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18 ^	6,428
11,350	WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18 ^	11,478

		125,769

	Total Energy	208,055

Financials — 2.9%
	Capital Markets — 0.4%
6,230	Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20 ^	6,238
6,350	Guggenheim Partners Investment Management Holdings LLC, New Term Loan, VAR, 4.250%, 07/22/20 ^	6,363
6,015	Walter Investment Management Corp., 1st Lien Term Loan, VAR, 4.750%, 12/18/20 ^	5,931

		18,532

	Consumer Finance — 0.5%
23,358	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	23,522

	Diversified Financial Services — 1.7%
3,476	Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19	3,502
700	Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20	712
9,873	Onex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19 ^	9,864
45,620	ROC Finance LLC, New Term Loan B, VAR, 5.000%, 06/20/19	44,821
8,930	Sedgwick CMS Holdings, Inc., Term Loan, VAR, 3.750%, 03/01/21 ^	8,778
1,135	Sedgwick, Inc., 2nd Lien Term Loan, VAR, 6.750%, 02/28/22	1,130
4,540	Wavedivision Holdings LLC, Term Loan B, VAR, 4.000%, 10/12/19	4,538

		73,345

	Insurance — 0.3%
8,648	HUB International Ltd., Term Loan B, VAR, 4.250%, 10/02/20 ^	8,637
4,234	National Financial Partners Corp., Term Loan, VAR, 5.250%, 07/01/20 ^	4,253

		12,890

	Real Estate Management & Development — 0.0% (g)
672	Realogy Group LLC, Extended Term Loan, VAR, 4.401%, 10/10/16	670

	Total Financials	128,959

Health Care — 4.8%
	Biotechnology — 0.6%
7,680	Ikaria, Inc., Term Loan, VAR, 5.000%, 02/12/21	7,704
18,297	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19	18,274

		25,978

	Health Care Equipment & Supplies — 1.2%
6,435	Biomet, Inc., Term Loan B2, VAR, 3.658%, 07/25/17	6,441
19,178	Kinetic Concepts, Inc., New Term Loan, VAR, 4.000%, 05/04/18	19,188
8,340	Mallinckrodt International Finance S.A., Term Loan B1, VAR, 3.500%, 03/19/21 ^	8,288
8,402	Onex Carestream Finance LP, 1st Lien Term Loan, VAR, 5.000%, 06/07/19	8,411
11,000	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 06/30/21 ^	11,043

		53,371

	Health Care Providers & Services — 1.9%
9,257	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	9,241
17,839	CHG Healthcare Services, Inc., New Term Loan, VAR, 4.250%, 11/19/19 ^	17,839
3,491	CHS/Community Health Systems, Inc., Term Loan D, VAR, 4.250%, 01/27/21	3,510
9,278	HCA, Inc., Term Loan B4, VAR, 2.984%, 05/01/18	9,280

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Health Care Providers & Services — continued
7,709	IASIS Healthcare Corp., New Term Loan B, VAR, 4.500%, 05/03/18	7,712
13,073	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	13,106
25,090	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	25,184

		85,872

	Pharmaceuticals — 1.1%
2,000	Catalent Pharma Solutions, Inc., USD Term Loan, VAR, 6.500%, 12/31/17 ^	2,015
1,185	Ceva Sante Animale Term Loan B, VAR, 6.500%, 03/19/21	1,160
14,325	Grifols Worldwide Operations Ltd., Term Loan B, VAR, 3.150%, 02/27/21 ^	14,254
14,618	Par Pharmaceutical Cos., Inc., Term Loan, VAR, 4.000%, 09/30/19	14,556
4,260	Phibro Animal Health Corp., Term Loan, VAR, 4.000%, 04/16/21	4,249
13,035	Salix Pharmaceuticals Ltd., Term Loan, VAR, 4.250%, 01/02/20	13,098

		49,332

	Total Health Care	214,553

Industrials — 9.6%
	Aerospace & Defense — 0.5%
14,111	Consolidated Precision Products Corp., 1st Lien Term Loan B, VAR, 4.750%, 12/28/19	14,123
310	Ducommun, Inc., Term Loan B, VAR, 4.750%, 06/28/17	310
8,668	Hamilton Sundstrand Industrial Corp., 1st Lien Term Loan, VAR, 4.000%, 12/13/19	8,648

		23,081

	Air Freight & Logistics — 0.0% (g)
148	Ceva Group plc, Canadian Term Loan, VAR, 6.500%, 03/19/21	145
859	Ceva Group plc, Dutch BV Term Loan, VAR, 6.500%, 03/19/21	841
815	Ceva Group plc, Synthetic Letter of C, Term Loan, VAR, 6.500%, 03/19/21	797

		1,783

	Airlines — 1.4%
44,766	Delta Air Lines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18 ^	44,633
536	Landmark Aviation, Canadian Term Loans, VAR, 4.750%, 10/25/19	536
7,950	Landmark Aviation, Term Loan, VAR, 4.750%, 10/25/19	7,945
9,529	US Airways, Inc., Term Loan B1, VAR, 3.500%, 05/23/19	9,503

		62,617

	Building Products — 1.3%
20,672	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20	20,660
8,778	Norcraft Cos., Inc., Initial Term Loan, VAR, 5.250%, 12/13/20	8,822
6,838	Nortek, Inc., 1st Lien Term Loan B, VAR, 3.750%, 10/15/20	6,842
8,950	Roofing Supply Group LLC, Term Loan B2, VAR, 5.000%, 05/31/19	8,938
3,544	Shield Finance Co., Term Loan B, VAR, 5.000%, 01/29/21	3,557
7,941	Summit Materials LLC, New Term Loan B, VAR, 5.000%, 01/30/19	7,961

		56,780

	Commercial Services & Supplies — 2.1%
2,375	AWAS Finance Luxembourg S.A., 1st Lien Term Loan, VAR, 3.500%, 07/16/18	2,375
	Garda World Security Corp., Term Loan,
16,607	VAR, 4.000%, 11/06/20 ^	16,537
3,180	VAR, 4.000%, 11/06/20 ^	3,167
26,810	Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17 ^	26,889
7,135	Harland Clarke Holdings Corp., Term Loan, VAR, 6.000%, 08/04/19	7,233
10,700	Marine Acquisition Corp., Term Loan B, VAR, 01/30/21	10,754
4,999	Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20	4,996
5,519	St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	5,554
3,621	U.S. Ecology, Inc., 1st Lien Term Loan B, VAR, 04/07/21 ^	3,639
6,650	Wastequip, Inc., New Term Loan, VAR, 5.500%, 08/09/19	6,655
4,738	WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21	4,738

		92,537

	Construction & Engineering — 0.3%
5,532	SRS Distribution, Inc., Term Loan, VAR, 4.750%, 09/01/19	5,534
6,650	United States Infrastructure Corp., Inc., Term Loan, VAR, 4.000%, 07/10/20	6,575

		12,109

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Electrical Equipment — 0.2%
4,846	Alliance Laundry Systems LLC, New Term Loan, VAR, 4.250%, 12/10/18	4,839
3,659	WireCo World Group, Inc., Term Loan, VAR, 6.000%, 02/15/17	3,677

		8,516

	Industrial Conglomerates — 0.3%
1,848	Autoparts Holdings Ltd., 1st Lien Term Loan, VAR, 6.500%, 07/29/17	1,848
9,344	Hudson Products Holdings, Inc., Term Loan, VAR, 6.250%, 03/15/19	9,356

		11,204

	Machinery — 2.2%
13,989	Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20	13,610
4,195	CPM Holdings, Inc., 1st Lien Term Loan, VAR, 6.250%, 08/29/17	4,205
5,960	Filtration Group Canada Corp., Term Loan B1, VAR, 4.500%, 11/20/20	5,995
8,930	Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20	8,920
22,135	Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18	22,065
25,517	Rexnord Corp., 1st Lien Term Loan, VAR, 4.000%, 08/21/20	25,449
5,337	UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 04/15/21 ^	5,366
7,884	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	7,914
6,246	Wabash National Corp., 1st Lien Term Loan B, VAR, 4.500%, 05/08/19	6,231

		99,755

	Marine — 0.2%
8,800	Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18 ^	8,976

	Road & Rail — 0.2%
4,863	Hertz Corp. (The), 1st Lien Term Loan, VAR, 3.750%, 03/11/18 ^	4,857
3,665	Ozburn-Hessey Logistics LLC, Term Loan, VAR, 6.753%, 05/23/19	3,667
1,706	Swift Transportation Co. LLC, Term Loan, VAR, 4.000%, 12/21/17	1,706

		10,230

	Trading Companies & Distributors — 0.9%
4,167	Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17	4,163
10,374	HD Supply, Inc., Term Loan B, VAR, 4.000%, 06/28/18	10,365
6,996	Interline Brands, Inc., 2014 Term Loan, VAR, 4.000%, 03/17/21 ^	6,952
14,368	McJunkin Red Man Corp., Term Loan B, VAR, 5.000%, 11/08/19	14,428
3,503	SunSource Holdings, Inc., New Term Loan, VAR, 4.750%, 02/12/21	3,507

		39,415

	Total Industrials	427,003

Information Technology — 9.4%
	Communications Equipment — 2.4%
32,784	Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	32,831
40,651	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17 ^	39,296
36,191	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18 ^	35,925

		108,052

	Electronic Equipment, Instruments & Components — 1.3%
16,365	CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20 ^	16,139
43,281	Dell International LLC, USD Term Loan B, VAR, 4.500%, 04/29/20 ^	43,177

		59,316

	Internet Software & Services — 0.4%
17,220	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.500%, 05/01/21 ^	17,282

	IT Services — 1.4%
12,446	Ceridian Corp., Term Loan B, VAR, 4.401%, 05/09/17 ^	12,458
16,904	First Data Corp., 2018 Repriced Term Loan, VAR, 4.150%, 09/24/18	16,920
22,500	First Data Corp., Dollar Term Loan, VAR, 4.150%, 03/23/18	22,496
7,935	First Data Corp., Extended Term Loan, VAR, 4.150%, 03/24/21 ^	7,937

		59,811

	Semiconductors & Semiconductor Equipment — 2.8%
63,735	Avago Technologies Ltd., 1st Lien Term Loan B, (Singapore), VAR, 3.750%, 04/11/21	63,894
9,482	Entegris, Inc., Term Loan B, VAR, 3.500%, 03/25/21 ^	9,419
25,701	Freescale Semiconductor, Inc., 7 Years Term Loan, VAR, 4.250%, 02/28/20	25,721
19,912	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	19,991

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
7,594	On Semiconductor Corp., Term Loan, VAR, 1.983%, 01/02/18	7,404

		126,429

	Software — 1.1%
1,721	Activision Blizzard, Inc., Term Loan B, VAR, 3.250%, 10/12/20 ^	1,720
9,386	Attachmate Corp., 1st Lien Term Loan, VAR, 7.250%, 11/22/17 ^	9,447
13,247	Emdeon, Inc., Term Loan 2013, VAR, 3.750%, 11/02/18	13,242
22,629	Infor (US), Inc., Term Loan B, VAR, 3.750%, 06/03/20	22,443

		46,852

	Total Information Technology	417,742

Materials — 5.5%
	Chemicals — 1.5%
8,354	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20	8,346
7,382	AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	7,375
20,914	Flint Group S.A., 1st Lien Term Loan, VAR, 05/02/21 ^	20,849
2,897	Kronos Worldwide, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/18/20	2,924
15,579	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19 ^	15,794
13,817	Tronox Ltd., Term Loan B, VAR, 4.000%, 03/19/20 ^	13,822

		69,110

	Construction Materials — 0.6%
893	Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21	913
26,627	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	26,589

		27,502

	Containers & Packaging — 1.3%
6,703	Ardagh Holdings USA, Inc., Dollar Term Loan, VAR, 4.250%, 12/17/19	6,710
7,680	Ardagh Holdings USA, Inc., Term Loan B, VAR, 4.000%, 12/17/19	7,667
6,870	Berlin Packaging LLC, Term Loan 2013, VAR, 4.750%, 04/02/19	6,922
7,560	Berry Plastics Corp., Term Loan, VAR, 3.750%, 01/06/21	7,523
5,683	BWAY Holding Co., Term Loan, VAR, 4.500%, 08/06/17	5,693
2,910	Rexam plc, 1st Lien Term Loan, VAR, 4.250%, 03/21/21 ^	2,926
3,080	Southern Graphics, Inc., New Term Loans, VAR, 4.250%, 10/17/19	3,080
15,497	Viskase Corp., Inc., Term Loan, VAR, 4.250%, 01/30/21 ^	15,335

		55,856

	Metals & Mining — 1.8%
5,850	Atkore International, Inc., 1st Lien Term Loan, VAR, 4.500%, 04/09/21	5,846
4,415	Atkore International, Inc., 2nd Lien Term Loan, VAR, 7.750%, 10/09/21	4,426
1,560	Bowie Resource Partners LLC, 1st Lien Term Loan,, VAR, 6.750%, 08/16/20	1,572
11,842	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	11,965
2,261	Firth Rixson, Term Loan, VAR, 4.250%, 06/30/17	2,251
22,817	Fortescue Metals Group Ltd., Term Loan, VAR, 3.750%, 06/30/19 ^	22,779
10,420	Hi-Crush Partners LP, Term Loan B, VAR, 4.750%, 04/28/21	10,498
18,925	Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19	19,129

		78,466

	Paper & Forest Products — 0.3%
9,429	Appvion, Inc., USD Term Loan, VAR, 5.750%, 06/28/19	9,484
4,625	Unifrax I LLC/Unifrax Holding Co., New Term Loan, VAR, 4.250%, 11/28/18	4,626

		14,110

	Total Materials	245,044

Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 2.8%
28,529	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	29,135
9,923	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20 ^	9,900
2,993	Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	3,002
13,917	Level 3 Communications, Inc., Term Loan B3, VAR, 4.000%, 08/01/19	13,931
32,879	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21 ^	32,620
17,965	Virgin Media Finance plc, Term Loan, VAR, 3.500%, 06/07/20 ^	17,816
1,833	XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21 ^	1,839

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Diversified Telecommunication Services — continued
13,687	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	13,656
3,100	Ziggo B.V., Term Loan B-1, VAR, 3.070%, 01/15/22 ^	3,053

		124,952

	Wireless Telecommunication Services — 0.5%
14,207	Syniverse Holdings, Inc., Term Loan 2019, VAR, 4.000%, 04/23/19	14,189
6,719	Syniverse Holdings, Inc.,1st Lien Term Loan, VAR, 4.000%, 04/23/19	6,705

		20,894

	Total Telecommunication Services	145,846

Utilities — 4.3%
	Electric Utilities — 2.8%
9,002	Calpine Construction Finance Co., New Term Loan, VAR, 3.250%, 01/31/22	8,881
32,405	Calpine Construction Finance Co./CCFC Finance Corp., Term Loan, VAR, 3.000%, 05/03/20	31,798
11,993	InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20	12,063
71,400	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.737%, 10/10/17 (d) ^	57,110
14,677	TXU Energy Holdings Co., Term Loan, VAR, 1.842%, 05/05/16 (d) ^	14,729

		124,581

	Gas Utilities — 0.2%
8,512	Ruby Western Pipeline Holdings LLC, New Term Loan B, VAR, 3.500%, 03/27/20	8,501

	Independent Power & Renewable Electricity Producers — 1.3%
6,459	Calpine Corp., New Term Loan, VAR, 4.000%, 10/31/20	6,469
16,382	Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20	16,397
7,934	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	7,935
26,730	NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18	26,545

		57,346

	Total Utilities	190,428

	Total Loan Assignments (Cost $3,245,082)	3,260,123

SHARES
Short-Term Investment — 6.5%
	Investment Company — 6.5%
287,792	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $287,792)	287,792

	Total Investments — 97.9% (Cost $4,318,402)	4,350,810
	Other Assets in Excess of Liabilities — 2.1%	91,290

	NET ASSETS — 100.0%	$4,442,100

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
10,646	EUR	Goldman Sachs International	06/25/14	14,569	14,511	58
8,471	GBP	Citibank, N.A.	06/25/14	14,259	14,197	62

				28,828	28,708	120

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EUR	—	Euro
GBP	—	British Pound
PIK	—	Payment-in-Kind
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
@	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Securities are perpetual and, thus, does not have a predetermined maturity date. The coupon rates for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2014.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,188
Aggregate gross unrealized depreciation	(10,780)

Net unrealized appreciation/depreciation	$32,408

Federal income tax cost of investments	$4,318,402

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Corporate Bonds
Consumer Discretionary	$—	$137,313	$—		$137,313
Consumer Staples	—	23,442	—		23,442
Energy	—	126,657	—		126,657
Financials	—	79,691	—		79,691
Health Care	—	58,864	—		58,864
Industrials	—	75,714	13,526		89,240
Information Technology	—	14,847	—		14,847
Materials	—	125,574	—		125,574
Telecommunication Services	—	95,828	—		95,828
Utilities	—	25,578	—		25,578

Total Corporate Bonds	—	763,508	13,526		777,034

Preferred Securities
Financials	—	6,225	—		6,225
Preferred Stock
Financials	—	19,636	—		19,636
Loan Assignments
Consumer Discretionary	—	885,892	7,086		892,978
Consumer Staples	—	389,515	—		389,515
Energy	—	208,055	—		208,055
Financials	—	128,959	—		128,959
Health Care	—	214,553	—		214,553
Industrials	—	427,003	—		427,003
Information Technology	—	417,742	—		417,742
Materials	—	245,044	—		245,044
Telecommunication Services	—	145,846	—		145,846
Utilities	—	190,428	—		190,428

Total Loan Assignments	—	3,253,037	7,086		3,260,123

Short-Term Investment
Investment Company	287,792	—	—		287,792

Total Investments in Securities	$287,792	$4,042,406	$20,612	*	$4,350,810

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$120	$—		$120

*	Level 3 securities are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $20,612,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 08/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Investments in Securities
Corporate Bonds - Industrials	$10,384	$42	$425	$(66)	$5,909	$(3,168)	$—	$—	$13,526
Loan Assignments - Consumer Discretionary	3,975	—	55	15	3,041	—	—	—	7,086

Total	$14,359	$42	$480	$(51)	$8,950	$(3,168)	$—	$—	$20,612

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $480,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 10.8%
	Cayman Islands — 4.1%
420	Apidos CLO XIV, Series 2013-14A, Class A, VAR, 1.376%, 04/15/25 (e)	413
525	Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 1.715%, 07/20/26 (e)	523
250	Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.176%, 10/15/21 (e)	250
525	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, VAR, 1.557%, 10/29/25 (e)	522
530	ING IM CLO Ltd., Series 2013-3A, Class A1, VAR, 1.686%, 01/18/26 (e)	530
250	LCM LP, Series 16A, Class A, VAR, 07/15/26 (e)	250
525	LCM XIII LP, Series 13A, Class A, VAR, 1.528%, 01/19/23 (e)	522
420	Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.598%, 01/21/26 (e)	416
336	Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 1.480%, 07/14/26 (e)	336
420	Venture CDO Ltd., Series 2014-17A, Class A, VAR, 1.705%, 07/15/26 (e)	418
250	Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 1.731%, 04/18/26 (e)	250

		4,430

	Italy — 0.2%
EUR 62	Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.527%, 07/29/47 (m)	83
EUR 92	Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.454%, 03/14/23 (m)	124

		207

	United States — 6.5%
178	ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.650%, 07/25/33	165
135	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.725%, 04/25/34	118
	Argent Securities, Inc.,
148	Series 2004-W3, Class A3, VAR, 0.970%, 02/25/34	136
152	Series 2003-W7, Class M2, VAR, 2.775%, 03/25/34	137
75	Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34	78
	Countrywide Asset-Backed Certificates,
293	Series 2004-2, Class M1, VAR, 0.900%, 05/25/34	279
109	Series 2002-4, Class M1, VAR, 1.275%, 12/25/32	100
153	Series 2004-BC1, Class M3, VAR, 2.250%, 10/25/33	128
400	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.540%, 08/25/35	380
100	Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)	103
200	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.870%, 08/25/34	186
119	Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.080%, 07/25/34	111
250	Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 1.676%, 01/15/25 (e)	249
340	GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	325
57	Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.050%, 12/25/34	51
164	LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)	164
319	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.125%, 07/25/34	276
186	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	195
213	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.005%, 01/25/34	197
106	New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.880%, 10/25/33	103
300	OneMain Financial Issuance Trust, Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	300
140	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.125%, 04/25/33	118
340	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 0.710%, 01/25/36	326
441	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.050%, 10/25/34	414

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
142	RASC Trust, Series 2005-KS2, Class M1, VAR, 0.795%, 03/25/35	129
389	Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.050%, 12/26/34	339
	Structured Asset Investment Loan Trust,
279	Series 2003-BC10, Class A4, VAR, 1.150%, 10/25/33	263
111	Series 2003-BC3, Class M1, VAR, 1.575%, 04/25/33	109
	Vericrest Opportunity Loan Transferee LLC,
186	Series 2014-3A, Class A2, SUB, 4.500%, 05/26/54 (e)	181
235	Series 2014-NPL1, Class A2, SUB, 4.750%, 10/27/53 (e)	234
215	Series 2014-NPL2, Class A2, SUB, 4.750%, 11/25/53 (e)	214
240	Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)	240
240	Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)	240
130	Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)	130
250	Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)	250

		6,968

	Total Asset-Backed Securities (Cost $11,396)	11,605

Collateralized Mortgage Obligations — 6.2%
	Agency CMO — 4.8%
	United States — 4.8%
	Federal Home Loan Mortgage Corp. REMIC
500	Series 3736, Class QB, 4.000%, 05/15/37	532
410	Series 3110, Class SL, IF, IO, 5.999%, 02/15/26	53
1,324	Series 4304, Class DI, IO, 2.500%, 01/15/27	126
433	Series 4056, Class BI, IO, 3.000%, 05/15/27	51
486	Series 4136, Class IN, IO, 3.000%, 11/15/27	59
455	Series 4146, Class AI, IO, 3.000%, 12/15/27	55
4,131	Series 4311, Class QI, IO, 3.000%, 10/15/28	477
3,052	Series 3775, Class LI, IO, 3.500%, 12/15/20	244
1,441	Series 4030, Class IL, IO, 3.500%, 04/15/27	171
686	Series 4323, Class IW, IO, 3.500%, 04/15/28	98
1,030	Series 4119, Class LI, IO, 3.500%, 06/15/39	180
1,194	Series 4215, Class LI, IO, 3.500%, 07/15/41	238
932	Series 4073, Class IQ, IO, 4.000%, 07/15/42	215
602	Series 3716, Class PI, IO, 4.500%, 04/15/38	93
956	Series 4018, Class HI, IO, 4.500%, 03/15/41	193
848	Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28	130
	Federal National Mortgage Association REMIC
1,640	Series 2013-15, Class IO, IO, 2.500%, 03/25/28	161
453	Series 2012-128, Class KI, IO, 3.000%, 11/25/27	54
463	Series 2012-144, Class EI, IO, 3.000%, 01/25/28	54
422	Series 2012-145, Class EI, IO, 3.000%, 01/25/28	50
514	Series 2012-150, Class BI, IO, 3.000%, 01/25/28	62
424	Series 2013-9, Class IO, IO, 3.000%, 02/25/28	49
308	Series 2013-10, Class YI, IO, 3.000%, 02/25/28	37
519	Series 2013-5, Class YI, IO, 3.000%, 02/25/28	64
611	Series 2013-15, Class QI, IO, 3.000%, 03/25/28	75
2,399	Series 2013-18, Class AI, IO, 3.000%, 03/25/28	329
526	Series 2013-26, Class IJ, IO, 3.000%, 04/25/28	61
2,392	Series 2013-31, Class DI, IO, 3.000%, 04/25/28	326

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
443	Series 2012-25, Class AI, IO, 3.500%, 03/25/27	62
477	Series 2012-98, Class GI, IO, 3.500%, 07/25/27	62
675	Series 2012-107, Class IG, IO, 3.500%, 10/25/27	95
516	Series 2013-9, Class YI, IO, 3.500%, 02/25/28	76
504	Series 2013-31, Class YI, IO, 3.500%, 04/25/28	66
544	Series 2012-148, Class JI, IO, 3.500%, 12/25/39	94
538	Series 2012-118, Class DI, IO, 3.500%, 01/25/40	97
534	Series 2013-5, Class BI, IO, 3.500%, 03/25/40	91
697	Series 2010-102, Class IP, IO, 5.000%, 12/25/39	90
1,545	Federal National Mortgage Association STRIPS, Series 409, Class 23, IO, 3.500%, 04/25/27	195

		5,165

Non-Agency CMO — 1.4%
	Italy — 0.2%
EUR 120	Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.545%, 10/30/33 (m)	152

	Spain — 0.2%
EUR 173	TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.647%, 09/30/32 (m)	233

	United States — 1.0%
139	Alternative Loan Trust, Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	138
98	Banc of America Mortgage Trust, Series 2005-9, Class 1A6, 5.500%, 10/25/35	97
266	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.644%, 02/25/37	267
85	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35	85
347	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.341%, 08/19/37	297
183	Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37	193

		1,077

		1,462

	Total Collateralized Mortgage Obligations (Cost $6,482)	6,627

Commercial Mortgage-Backed Securities — 2.7%
	Cayman Islands — 0.2%
255	PFP III Ltd., Series 2014-1, Class AS, VAR, 1.000%, 06/14/31 (e)	255

	Ireland — 0.1%
EUR 74	Talisman-7 Finance Ltd., Series 7, Class A, Reg. S, VAR, 0.528%, 04/22/17 (m)	100

	United States — 2.4%
250	A10 Securitization LLC, 5.125%, 10/15/19	250
200	Banc of America Commercial Mortgage Trust, Series 2006-2, Class B, VAR, 5.765%, 05/10/45	205
100	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45	103
	Bear Stearns Commercial Mortgage Securities Trust,
250	Series 2006-PW14, Class AJ, 5.273%, 12/11/38	252
100	Series 2007-PW16, Class AJ, VAR, 5.707%, 06/11/40	104
100	Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 5.954%, 06/10/36 (e)	100
100	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	103
	JP Morgan Chase Commercial Mortgage Securities Trust,
120	Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42	121
160	Series 2005-LDP5, Class D, VAR, 5.392%, 12/15/44	167
125	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49	127

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
	Morgan Stanley Capital I Trust,
255	Series 2006-HQ8, Class D, VAR, 5.496%, 03/12/44	220
294	Series 2006-HQ8, Class AJ, VAR, 5.496%, 03/12/44	307
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, VAR, 5.239%, 10/15/44 (e)	99
120	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	124
250	Series 2007-C34, Class AJ, VAR, 5.967%, 05/15/46	260

		2,542

	Total Commercial Mortgage-Backed Securities (Cost $2,850)	2,897

Convertible Bonds — 3.1%
	United Kingdom — 0.2%
200	Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15	206

	United States — 2.9%
20	Chesapeake Energy Corp., 2.750%, 11/15/35	21
155	Dealertrack Technologies, Inc., 1.500%, 03/15/17	194
135	Equinix, Inc., 3.000%, 10/15/14	238
235	General Cable Corp., SUB, 4.500%, 11/15/29	234
215	Griffon Corp., 4.000%, 01/15/17 (e)	243
220	HealthSouth Corp., 2.000%, 12/01/43	238
225	Hologic, Inc., Series 2010, SUB, 2.000%, 12/15/37	277
190	Iconix Brand Group, Inc., 1.500%, 03/15/18	273
190	Intel Corp., 2.950%, 12/15/35	227
25	Ixia, 3.000%, 12/15/15	25
	Jarden Corp.,
135	1.125%, 03/15/34 (e)	135
70	1.875%, 09/15/18	94
55	MGM Resorts International, 4.250%, 04/15/15	80
85	Newpark Resources, Inc., 4.000%, 10/01/17	108
85	Terex Corp., 4.000%, 06/01/15	203
180	TIBCO Software, Inc., 2.250%, 05/01/32	181
40	TRW Automotive, Inc., 3.500%, 12/01/15	115
85	Web.com Group, Inc., 1.000%, 08/15/18	102
110	WebMD Health Corp., 1.500%, 12/01/20 (e)	115

		3,103

	Total Convertible Bonds (Cost $3,115)	3,309

Corporate Bonds — 49.6%
	Australia — 0.2%
10	Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	11
	FMG Resources August 2006 Pty Ltd.,
50	6.875%, 02/01/18 (e)	53
75	6.875%, 04/01/22 (e)	79
35	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	36

		179

	Bahamas — 0.0% (g)
35	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	38

	Bermuda — 0.4%
200	Aircastle Ltd., 7.625%, 04/15/20	230
200	Seadrill Ltd., 6.625%, 09/15/20 (e)	201
15	Viking Cruises Ltd., 8.500%, 10/15/22 (e)	17

		448

	Brazil — 0.8%
344	Banco Daycoval S.A., 5.750%, 03/19/19 (e)	358
500	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	531

		889

	Canada — 1.1%
25	Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)	26
	First Quantum Minerals Ltd.,
18	6.750%, 02/15/20 (e)	19
18	7.000%, 02/15/21 (e)	18

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
25	Garda World Security Corp., 7.250%, 11/15/21 (e)	26
20	KGHM International Ltd., 7.750%, 06/15/19 (e)	21
50	Masonite International Corp., 8.250%, 04/15/21 (e)	55
21	Mattamy Group Corp., 6.500%, 11/15/20 (e)	21
30	New Gold, Inc., 6.250%, 11/15/22 (e)	31
25	Novelis, Inc., 8.750%, 12/15/20	28
350	Quebecor Media, Inc., 5.750%, 01/15/23	356
20	Taseko Mines Ltd., 7.750%, 04/15/19	20
500	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20 (e)	533

		1,154

	Cayman Islands — 0.6%
450	Odebrecht Finance Ltd., 7.125%, 06/26/42	486
150	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	165

		651

	Colombia — 0.4%
170	Ecopetrol S.A., 5.875%, 05/28/45	175
250	Oleoducto Central S.A., 4.000%, 05/07/21 (e)	250

		425

	Croatia — 0.8%
EUR 300	Agrokor dd, Reg. S, 9.125%, 02/01/20	464
400	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	422

		886

	Denmark — 0.3%
GBP 195	Danske Bank A/S, VAR, 5.375%, 09/29/21	348

	France — 2.3%
	BPCE S.A.,
220	5.700%, 10/22/23 (e)	238
EUR 200	VAR, 6.117%, 10/30/17	301
EUR 200	Lafarge S.A., Reg. S, 4.750%, 09/30/20	305
EUR 600	Numericable Group S.A., 5.375%, 05/15/22 (e)	863
EUR 300	Renault S.A., 3.625%, 09/19/18	435
EUR 200	Rexel S.A., Reg. S, 5.125%, 06/15/20	292

		2,434

	Germany — 2.1%
EUR 200	CeramTec Group GmbH, 8.250%, 08/15/21	300
EUR 300	KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20	461
EUR 200	Techem GmbH, Reg. S, 6.125%, 10/01/19	295
EUR 300	Trionista Holdco GmbH, Reg. S, 5.000%, 04/30/20	428
EUR 300	Unitymedia KabelBW GmbH, Reg. S, 9.500%, 03/15/21	470
EUR 200	WEPA Hygieneprodukte GmbH, 6.500%, 05/15/20	299

		2,253

	Ireland — 1.4%
EUR 400	Ardagh Packaging Finance plc, Reg. S, 9.250%, 10/15/20	602
EUR 280	Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42	482
EUR 300	Smurfit Kappa Acquisitions, Reg. S, 5.125%, 09/15/18	448

		1,532

	Italy — 2.3%
EUR 300	Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42	513
EUR 245	Banco Popolare SC, 3.500%, 03/14/19	342
EUR 300	Cerved Group S.p.A., Reg. S, 6.375%, 01/15/20	444
GBP 200	Enel S.p.A., VAR, 7.750%, 09/10/75	370
EUR 300	Rhino Bondco S.p.A, 7.250%, 11/15/20	440
EUR 210	UniCredit S.p.A., 6.950%, 10/31/22	343

		2,452

	Luxembourg — 6.4%
EUR 600	Altice S.A., 7.250%, 05/15/22 (e)	860
	ArcelorMittal,
50	5.028%, 02/25/17	53
150	6.750%, 02/25/22	168
50	10.350%, 06/01/19	63
45	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	46
EUR 300	Capsugel FinanceCo S.C.A., Reg. S, 9.875%, 08/01/19	445
100	Capsugel S.A., PIK, 7.000%, 05/15/19 (e)	103
EUR 350	Fiat Finance & Trade S.A., 6.750%, 10/14/19	542
EUR 200	Fiat Industrial Finance Europe S.A., Reg. S, 6.250%, 03/09/18	310

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
EUR 300	Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18	434
EUR 200	Gestamp Funding Luxembourg S.A., 5.875%, 05/31/20	291
	Intelsat Jackson Holdings S.A.,
130	6.625%, 12/15/22	136
500	7.500%, 04/01/21	547
	Intelsat Luxembourg S.A.,
5	6.750%, 06/01/18	5
100	7.750%, 06/01/21	106
5	8.125%, 06/01/23	6
EUR 200	KION Finance S.A., Reg. S, 6.750%, 02/15/20	298
EUR 200	Matterhorn Midco & Cy S.C.A., Reg. S, 7.750%, 02/15/20	292
260	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)	276
40	NII International Telecom S.C.A., 7.875%, 08/15/19 (e)	34
EUR 200	Ontex IV S.A., Reg. S, 7.500%, 04/15/18	283
EUR 200	Spie BondCo 3 S.C.A., Reg. S, 11.000%, 08/15/19	309
114	Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.750%, 10/15/21 (e)	119
EUR 300	Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22	441
75	Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19	80
EUR 450	Wind Acquisition Finance S.A., 7.000%, 04/23/21 (e)	641

		6,888

	Mexico — 0.2%
200	Alfa S.A.B. de C.V., 6.875%, 03/25/44 (e) (m)	220

	Morocco — 0.4%
450	OCP S.A., 5.625%, 04/25/24 (e)	468

	Netherlands — 1.7%
EUR 220	ABN AMRO Bank N.V., 6.375%, 04/27/21	363
EUR 160	Bharti Airtel International Netherlands B.V., 3.375%, 05/20/21 (e)	221
400	EDP Finance B.V., 5.250%, 01/14/21 (e)	424
EUR 200	Schaeffler Finance B.V., Reg. S, 7.750%, 02/15/17	311
EUR 300	UPC Holding B.V., Reg. S, 6.375%, 09/15/22	439

		1,758

	Norway — 0.0% (g)
10	World Wide Supply A.S., Reg. S, 7.750%, 05/26/17 (e)	10

	South Korea — 0.4%
400	Woori Bank Co. Ltd., 4.750%, 04/30/24 (e)	404

	Spain — 0.4%
EUR 200	CaixaBank S.A., VAR, 5.000%, 11/14/23	294
GBP 100	Santander Issuances S.A.U., Series 24, VAR, 7.300%, 07/27/19	170

		464

	Sweden — 0.3%
EUR 200	Eileme 2 AB, Reg. S, 11.750%, 01/31/20	329

	Switzerland — 0.9%
EUR 100	Credit Suisse AG, VAR, 5.750%, 09/18/25	151
	UBS AG,
450	Reg. S, VAR, 4.750%, 05/22/23	463
EUR 210	VAR, 4.750%, 02/12/26	303

		917

	Turkey — 0.2%
240	Turkiye Halk Bankasi A.S., 4.750%, 06/04/19 (e)	240

	United Arab Emirates — 0.3%
260	Abu Dhabi National Energy Co., 3.875%, 05/06/24 (e)	261

	United Kingdom — 6.7%
GBP 200	Anglian Water Osprey Financing plc, 7.000%, 01/31/18	363
200	Barclays Bank plc, 7.625%, 11/21/22	230
GBP 200	Boparan Finance plc, Reg. S, 9.875%, 04/30/18	360
410	Fresnillo plc, 5.500%, 11/13/23 (e)	434
450	GTL Trade Finance, Inc., 7.250%, 04/16/44 (e)	474
400	Ineos Finance plc, 8.375%, 02/15/19 (e)	439
GBP 260	Kelda Finance No. 3 plc, 5.750%, 02/17/20	447
EUR 175	Lloyds TSB Bank plc, Reg. S, VAR, 11.875%, 12/16/21	298

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
GBP 200	Lowell Group Financing plc, Reg. S, 10.750%, 04/01/19	378
GBP 450	Matalan Finance plc, 6.875%, 06/01/19 (e)	752
16	MISA Investments Ltd., PIK, 9.375%, 08/15/18 (e)	16
GBP 310	NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73	540
GBP 300	Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19	536
140	Royal Bank of Scotland Group plc, 6.125%, 12/15/22	152
400	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	403
450	Vedanta Resources plc, 6.750%, 06/07/16	478
GBP 150	Virgin Media Finance plc, 8.875%, 10/15/19	268
GBP 300	Vougeot Bidco plc, 7.875%, 07/15/20	546

		7,114

	United States — 19.0%
15	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12
10	ADT Corp. (The), 6.250%, 10/15/21	11
11	Advanced Micro Devices, Inc., 7.500%, 08/15/22	12
405	Air Lease Corp., 3.875%, 04/01/21	412
30	AK Steel Corp., 8.750%, 12/01/18	34
15	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	15
25	Aleris International, Inc., 7.875%, 11/01/20	25
8	Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)	8
240	Ally Financial, Inc., 8.000%, 12/31/18	286
445	American International Group, Inc., 6.250%, 03/15/37	484
15	Amkor Technology, Inc., 6.375%, 10/01/22	16
	Audatex North America, Inc.,
7	6.000%, 06/15/21 (e)	7
9	6.125%, 11/01/23 (e)	10
	Avaya, Inc.,
60	7.000%, 04/01/19 (e)	59
16	10.500%, 03/01/21 (e)	15
35	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20	40
10	B/E Aerospace, Inc., 6.875%, 10/01/20	11
25	Basic Energy Services, Inc., 7.750%, 02/15/19	27
173	Big Heart Pet Brands, 7.625%, 02/15/19	180
50	Bill Barrett Corp., 7.000%, 10/15/22	53
400	Biomet, Inc., 6.500%, 08/01/20	434
9	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	10
120	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	129
45	Cablevision Systems Corp., 8.000%, 04/15/20	51
250	Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20	199
60	Casella Waste Systems, Inc., 7.750%, 02/15/19	63
200	Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	203
	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,
5	5.250%, 02/15/22 (e)	5
5	5.625%, 02/15/24 (e)	5
	CCO Holdings LLC/CCO Holdings Capital Corp.,
140	6.500%, 04/30/21	149
300	7.375%, 06/01/20	329
15	8.125%, 04/30/20	16
200	Cemex Finance LLC, 9.375%, 10/12/22 (e)	235
35	Cenveo Corp., 8.875%, 02/01/18	36
65	Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)	67
600	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	684
5	Cincinnati Bell, Inc., 8.750%, 03/15/18	5
	CIT Group, Inc.,
115	5.000%, 08/15/22	119
40	5.250%, 03/15/18	43
85	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	90
68	Claire’s Stores, Inc., 8.875%, 03/15/19	58
200	Clear Channel Communications, Inc., 9.000%, 12/15/19	213
	Clear Channel Worldwide Holdings, Inc.,
315	Series B, 6.500%, 11/15/22	337
365	Series B, 7.625%, 03/15/20	392

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
5	6.375%, 03/15/24	5
10	8.500%, 12/15/19	11
30	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	25
37	Coeur Mining, Inc., 7.875%, 02/01/21	36
10	Columbus McKinnon Corp., 7.875%, 02/01/19	11
25	Commercial Metals Co., 7.350%, 08/15/18	28
50	Comstock Resources, Inc., 9.500%, 06/15/20	57
20	CONSOL Energy, Inc., 8.250%, 04/01/20	22
143	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	163
115	Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)	128
61	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)	64
20	Crown Castle International Corp., 5.250%, 01/15/23	21
10	Darling Ingredients, Inc., 5.375%, 01/15/22 (e)	10
53	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	55
5	Diamondback Energy, Inc., 7.625%, 10/01/21 (e)	5
	DISH DBS Corp.,
45	5.875%, 07/15/22	48
515	6.750%, 06/01/21	583
15	7.875%, 09/01/19	18
200	DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18	215
4	DuPont Fabros Technology LP, 5.875%, 09/15/21	4
25	E*TRADE Financial Corp., 6.750%, 06/01/16	27
85	Embarq Corp., 7.995%, 06/01/36	93
75	Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21	80
	First Data Corp.,
295	6.750%, 11/01/20 (e)	317
50	7.375%, 06/15/19 (e)	54
62	8.250%, 01/15/21 (e)	67
40	11.750%, 08/15/21	44
30	12.625%, 01/15/21	36
250	PIK, 10.000%, 01/15/22 (e)	274
12	First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)	12
135	FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	137
12	Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)	13
45	Frontier Communications Corp., 9.250%, 07/01/21	53
300	GCI, Inc., 8.625%, 11/15/19	319
315	General Electric Capital Corp., VAR, 6.375%, 11/15/67	351
45	General Motors Co., 6.250%, 10/02/43 (e)	51
125	GenOn Energy, Inc., 9.875%, 10/15/20	135
	Goodman Networks, Inc.,
10	12.125%, 07/01/18	11
25	12.375%, 07/01/18 (e)	28
	Goodyear Tire & Rubber Co. (The),
100	7.000%, 05/15/22	111
17	8.250%, 08/15/20	19
25	Gray Television, Inc., 7.500%, 10/01/20	27
100	Halcon Resources Corp., 9.250%, 02/15/22	107
	Harland Clarke Holdings Corp.,
30	6.875%, 03/01/20 (e)	31
10	9.250%, 03/01/21 (e)	10
15	Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)	17
400	HCA, Inc., 7.500%, 02/15/22	461
10	HD Supply, Inc., 8.125%, 04/15/19	11
35	Hecla Mining Co., 6.875%, 05/01/21	34
	Hertz Corp. (The),
25	6.750%, 04/15/19	27
20	7.375%, 01/15/21	22
15	HT Intermediate Holdings Corp., PIK, 12.000%, 05/15/19 (e)	15
100	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	107
36	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22	37
170	International Lease Finance Corp., 5.875%, 08/15/22	181

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
70	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	76
200	inVentiv Health, Inc., 11.000%, 08/15/18 (e)	189
15	Iron Mountain, Inc., 5.750%, 08/15/24	15
15	Jarden Corp., 7.500%, 05/01/17	17
	JBS USA LLC/JBS USA Finance, Inc.,
122	7.250%, 06/01/21 (e)	132
10	8.250%, 02/01/20 (e)	11
15	JMC Steel Group, Inc., 8.250%, 03/15/18 (e)	15
10	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22 (e)	11
	K. Hovnanian Enterprises, Inc.,
3	7.000%, 01/15/19 (e)	3
25	7.250%, 10/15/20 (e)	27
5	9.125%, 11/15/20 (e)	5
5	11.875%, 10/15/15	6
50	Lamar Media Corp., 5.875%, 02/01/22	54
	Lennar Corp.,
5	4.500%, 06/15/19	5
25	Series B, 12.250%, 06/01/17	32
155	Level 3 Communications, Inc., 11.875%, 02/01/19	173
	Level 3 Financing, Inc.,
265	8.125%, 07/01/19	290
5	VAR, 3.823%, 01/15/18 (e)	5
4	Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)	4
25	Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19	26
435	MetLife, Inc., 6.400%, 12/15/36	485
	MGM Resorts International,
50	6.750%, 10/01/20	55
325	7.750%, 03/15/22	382
75	Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20	84
35	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	39
40	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	41
65	Mustang Merger Corp., 8.500%, 08/15/21 (e)	71
275	National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)	292
5	NCR Corp., 6.375%, 12/15/23 (e)	5
22	New Albertsons, Inc., 8.700%, 05/01/30	20
50	Nexstar Broadcasting, Inc., 6.875%, 11/15/20	53
250	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	252
69	NII Capital Corp., 7.625%, 04/01/21	20
5	Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)	5
30	PAETEC Holding Corp., 9.875%, 12/01/18	33
50	Parker Drilling Co., 7.500%, 08/01/20	54
100	Peabody Energy Corp., 6.250%, 11/15/21	100
10	PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)	10
77	Pilgrim’s Pride Corp., 7.875%, 12/15/18	82
3	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	3
	Post Holdings, Inc.,
7	6.750%, 12/01/21 (e)	8
250	7.375%, 02/15/22	271
775	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	780
10	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	10
235	Prudential Financial, Inc., VAR, 5.875%, 09/15/42	251
15	Quad/Graphics, Inc., 7.000%, 05/01/22 (e)	15
	Qwest Capital Funding, Inc.,
24	6.875%, 07/15/28	24
11	7.750%, 02/15/31	12
75	Radio Systems Corp., 8.375%, 11/01/19 (e)	82
50	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	52
25	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	27
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
100	7.875%, 08/15/19	109
500	9.000%, 04/15/19	530
100	9.875%, 08/15/19	110
50	Rite Aid Corp., 8.000%, 08/15/20	55
13	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	14

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
15	RR Donnelley & Sons Co., 6.500%, 11/15/23	16
75	Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17	79
150	Sabre GLBL, Inc., 8.500%, 05/15/19 (e)	167
50	Samson Investment Co., 10.750%, 02/15/20 (e)	52
	Sealed Air Corp.,
50	8.125%, 09/15/19 (e)	55
200	8.375%, 09/15/21 (e)	229
25	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	25
26	Seneca Gaming Corp., 8.250%, 12/01/18 (e)	28
315	Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)	344
25	SESI LLC, 6.375%, 05/01/19	27
27	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	30
	SITEL LLC/Sitel Finance Corp.,
11	11.000%, 08/01/17 (e)	12
22	11.500%, 04/01/18	21
50	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	51
118	Smithfield Foods, Inc., 5.250%, 08/01/18 (e)	124
525	Sprint Capital Corp., 8.750%, 03/15/32	608
	Sprint Communications, Inc.,
40	7.000%, 03/01/20 (e)	46
52	7.000%, 08/15/20	57
	Sprint Corp.,
12	7.125%, 06/15/24 (e)	13
22	7.250%, 09/15/21 (e)	24
59	7.875%, 09/15/23 (e)	67
30	Standard Pacific Corp., 8.375%, 01/15/21	36
31	Station Casinos LLC, 7.500%, 03/01/21	34
25	Steel Dynamics, Inc., 7.625%, 03/15/20	27
20	SunGard Data Systems, Inc., 6.625%, 11/01/19	21
75	Swift Energy Co., 7.875%, 03/01/22	77
50	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	53
350	Tenet Healthcare Corp., 8.000%, 08/01/20	382
5	Time, Inc., 5.750%, 04/15/22 (e)	5
	T-Mobile USA, Inc.,
4	5.250%, 09/01/18	4
5	6.125%, 01/15/22	6
3	6.464%, 04/28/19	3
27	6.625%, 04/01/23	29
15	6.633%, 04/28/21	16
348	6.731%, 04/28/22	376
3	6.836%, 04/28/23	3
100	Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17	109
50	Tronox Finance LLC, 6.375%, 08/15/20	52
9	tw telecom holdings, Inc., 6.375%, 09/01/23	10
10	U.S. Concrete, Inc., 8.500%, 12/01/18 (e)	11
200	UCI International, Inc., 8.625%, 02/15/19	192
250	United Rentals North America, Inc., 8.250%, 02/01/21	280
5	USG Corp., 5.875%, 11/01/21 (e)	5
23	VWR Funding, Inc., 7.250%, 09/15/17	24
25	WCI Communities, Inc., 6.875%, 08/15/21 (e)	26
55	Westmoreland Coal Co./Westmoreland Partners, 10.750%, 02/01/18 (e)	60
	Windstream Corp.,
5	7.500%, 06/01/22	5
35	7.750%, 10/15/20	38
300	7.750%, 10/01/21	326
60	Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20	69

		20,303

	Total Corporate Bonds (Cost $51,642)	53,065

Foreign Government Securities — 12.2%
	Brazil — 1.7%
BRL 3,980	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17	1,782

	Dominican Republic — 0.3%
260	Government of Dominican Republic, 7.450%, 04/30/44 (e)	280

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Hungary — 0.8%
	Republic of Hungary,
400	5.375%, 03/25/24	425
370	5.750%, 11/22/23	404

		829

	Indonesia — 0.9%
IDR 11,200,000	Republic of Indonesia, Series FR71, 9.000%, 03/15/29	994

	Italy — 0.6%
EUR 450	Italy Buoni Poliennali Del Tesoro, 4.500%, 03/01/24 (m)	693

	Mexico — 1.4%
	United Mexican States,
MXN 6,000	7.750%, 11/13/42	520
MXN 9,600	10.000%, 12/05/24	991

		1,511

	Nigeria — 0.2%
NGN 35,400	Government of Nigeria, Series 20YR, 10.000%, 07/23/30	176

	Pakistan — 0.3%
360	Republic of Pakistan, 8.250%, 04/15/24 (e)	379

	Philippines — 1.0%
PHP 32,500	Republic of Philippines, Series 25-8, 8.125%, 12/16/35	1,034

	Romania — 0.4%
EUR 270	Romanian Government International Bond, 4.625%, 09/18/20	408

	Russia — 1.0%
RUB 40,000	Russian Federation, Series 6215, 7.000%, 08/16/23	1,044

	South Africa — 1.7%
	Republic of South Africa,
400	5.875%, 09/16/25	450
ZAR 6,100	Series R208, 6.750%, 03/31/21 (m)	540
ZAR 9,500	Series 2048, 8.750%, 02/28/48	849

		1,839

	Spain — 1.7%
EUR 1,250	Spain Government Bond, 3.800%, 04/30/24 (e) (m)	1,839

	Zambia — 0.2%
260	Republic of Zambia, 8.500%, 04/14/24 (e)	280

	Total Foreign Government Securities (Cost $12,693)	13,088

Loan Assignments — 4.4%
	United States — 4.4%
114	Alliance Healthcare Services, Inc., Term Loan, VAR, 4.250%, 06/03/19	114
100	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	102
100	Ardagh MP Holdings USA, Inc., Dollar Term Loan, VAR, 4.250%, 12/17/19	100
5	Ascensus, Inc., Term Loan, VAR, 9.000%, 12/02/20	5
75	Avaya, Inc., Extended Term Loan B3, VAR, 4.727%, 10/26/17 ^	72
75	Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18 ^	74
200	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 4.000%, 02/01/20 ^	200
75	Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17	76
100	CEC Entertainment, Inc., New Term Loan B, VAR, 4.250%, 02/14/21	99
150	Cengage Learning Acquisitions, Inc., Term Loan 2020, VAR, 7.000%, 03/31/20	152
100	CHG Healthcare Services, Inc., New Term Loan 1, VAR, 4.250%, 11/19/19	100
50	Cincinnati Bell Inc., Term Loan B, VAR, 4.000%, 09/10/20	50
50	Clear Channel Communications, Inc., Term Loan, VAR, 6.900%, 01/30/19	49
26	Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.800%, 01/29/16	26
24	Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.650%, 07/30/19	24
105	Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20 ^	105
125	Delta Air Lines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18	125
100	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	100

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
22	EFS Cogen Holdings I LLC, Term Loan, VAR, 3.750%, 12/17/20	22
100	EWT Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	100
25	Fairmount Minerals Ltd., 1st Lien Term Loan B-2, VAR, 4.500%, 09/05/19	25
100	Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	103
200	Flint Group S.A., 1st Lien Term Loan, VAR, 05/02/21 ^	199
50	Gardner Denver, Inc., New Term Loan B, VAR, 4.250%, 07/30/20 ^	50
70	Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.500%, 05/01/21 ^	70
174	H. J. Heinz Co., USD Term B-2 Loan, VAR, 3.500%, 06/05/20	175
50	HD Supply, Inc., Term loan B, 4.000%, 06/28/18 ^	50
30	Ikaria, Inc., Term Loan, VAR, 5.000%, 02/12/21	30
200	inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16	200
149	J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	150
19	Jason, Inc., 1st Lien Term Loan, VAR, 5.500%, 01/01/21 ^	19
43	McGraw-Hill Education Holding Inc., Term Loan, VAR, 5.750%, 03/22/19	43
99	MultiPlan, Inc., Senior Secured Term Loan, VAR, 4.000%, 03/31/21 ^	98
70	National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.750%, 01/31/21	70
100	New Albertsons, Inc., 2019 Term Loan, VAR, 4.750%, 03/21/19	100
31	OCI Beaumont LLC, Term B-3 Loan, VAR, 5.000%, 08/20/19	32
40	Ortho-Clinical Diagnostics, Inc., Term Loan B, VAR, 06/30/21 ^	40
224	Pinnacle Foods Finance LLC, Term Loan G, VAR, 3.250%, 04/29/20	223
48	Post Holdings, Inc., 1st Lien Term Loan B, VAR, 6.750%, 05/23/21 ^	48
25	Quikrete Holdings, Inc., Initial Loan 2nd Lien, VAR, 7.000%, 03/26/21	26
125	Quikrete Holdings, Inc., Term Loan, VAR, 4.000%, 09/28/20	125
18	R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	13
50	ROC Finance LLC, New Term Loan B, VAR, 5.000%, 06/20/19	49
100	Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19 ^	100
49	Stallion Oilfield Holdings, Inc., Term Loan, VAR, 8.000%, 06/19/18	49
250	Tribune Co., Term Loan, VAR, 4.000%, 12/27/20 ^	250
174	Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	174
63	UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21	63
58	UTEX Industries, Inc., 1st Lien Term Loan B, VAR, 5.000%, 04/15/21 ^	58
100	VAT Holding AG, Term Loan, VAR, 4.750%, 02/11/21	100
125	Visant Corp, Term Loan, VAR, 5.250%, 12/22/16 ^	123
50	WildHorse Resources LLC Term Loan, VAR, 7.500%, 12/13/18	51
135	Zayo Group LLC, Term Loan B, VAR, 4.000%, 07/02/19	135

	Total Loan Assignments (Cost $4,727)	4,736

Mortgage Pass-Through Securities — 0.3%
	Federal National Mortgage Association, Other,
330	04/15/16 - 05/25/17	330

	Total Mortgage Pass-Through Securities (Cost $330)	330

Preferred Securities — 5.6% (x)
	Belgium — 0.5%
EUR 350	KBC Groep N.V., VAR, 5.625%, 03/19/19	479

	Denmark — 0.4%
EUR 300	Danske Bank A/S, VAR, 5.750%, 04/06/20	422

	France — 0.9%
EUR 200	BPCE S.A., VAR, 9.000%, 03/17/15	286
GBP 150	Credit Agricole S.A., VAR, 8.125%, 10/26/19	286

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	France — continued
400	Electricite de France, VAR, 5.250%, 01/29/23 (e)	411

		983

	Germany — 0.4%
EUR 300	Allianz SE, VAR, 4.750%, 10/24/23	442

	Switzerland — 0.3%
EUR 220	UBS AG, VAR, 4.280%, 04/15/15	304

	United Kingdom — 1.9%
GBP 280	HBOS Capital Funding LP, VAR, 6.461%, 11/30/18	501
GBP 200	Legal & General Group plc, VAR, 6.385%, 05/02/17	361
212	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	227
GBP 200	Nationwide Building Society, VAR, 6.875%, 06/20/19	343
GBP 338	Standard Life plc, VAR, 6.750%, 07/12/27	636

		2,068

	United States — 1.2%
375	Bank of America Corp., Series K, VAR, 8.000%, 01/30/18	423
	Citigroup, Inc.,
40	VAR, 5.950%, 01/30/23	40
245	Series M, VAR, 6.300%, 05/15/24	249
225	Goldman Sachs Group, Inc. (The), Series L, VAR, 5.700%, 05/10/19	236
335	Morgan Stanley, Series H, VAR, 5.450%, 07/15/19	347

		1,295

	Total Preferred Securities (Cost $5,741)	5,993

SHARES
Preferred Stocks — 0.1%
	Cayman Islands — 0.1%
— (h)	XLIT Ltd., SeriesD, VAR, 3.346%, 06/30/14 @	51

	United Kingdom — 0.0% (g)
— (h)	Royal Bank of Scotland Group plc, 6.350%, 07/02/14 @	2
— (h)	Royal Bank of Scotland Group plc, 6.400%, 07/02/14 @	9

		11

	United States — 0.0% (g)
— (h)	Ally Financial, Inc., Series G, 7.000%, 07/02/14 (e) @	37

	Total Preferred Stocks (Cost $96)	99

Short-Term Investment — 3.8%
	Investment Company — 3.8%
4,075	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost $4,075)	4,075

	Total Investments — 98.8% (Cost $103,147)	105,824
	Other Assets in Excess of Liabilities — 1.2%	1,312

	NET ASSETS — 100.0%	$107,136

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
16	Euro-Bobl	06/06/14	2,765	30
12	U.S. Long Bond	09/19/14	1,650	10
10	Ultra U.S. Treasury Bond	09/19/14	1,503	13
	Short Futures Outstanding
(15)	Euro Bund	06/06/14	(3,002)	(78)
(34)	10 Year U.S. Treasury Note	09/19/14	(4,268)	(14)
(1)	Long Gilt	09/26/14	(186)	(1)
(114)	5 Year U.S. Treasury Note	09/30/14	(13,652)	(18)

				(58)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
370	BRL	Deutsche Bank AG †	06/17/14	165	164	(1)

21	EUR	Deutsche Bank AG	06/17/14	28	28	— (h)
15	EUR	HSBC Bank, N.A.	06/17/14	20	20	— (h)
190	EUR	Royal Bank of Canada	06/17/14	259	258	(1)
246	EUR	Westpac Banking Corp.	06/17/14	341	336	(5)

				813	806	(7)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
199	AUD	BNP Paribas	06/17/14	184	185	(1)

1,034	BRL	HSBC Bank, N.A. †	06/17/14	460	459	1

		Australia and New Zealand Banking
115	EUR	Group Limited	06/17/14	157	157	— (h)
2,378	EUR	BNP Paribas	06/17/14	3,296	3,242	54
746	EUR	Citibank, N.A.	06/17/14	1,023	1,017	6
1,848	EUR	Deutsche Bank AG	06/17/14	2,519	2,519	— (h)
355	EUR	Goldman Sachs International	06/17/14	491	484	7
383	EUR	National Australia Bank	06/17/14	522	521	1
262	EUR	State Street Corp.	06/17/14	359	358	1
31	EUR	Union Bank of Switzerland AG	06/17/14	42	42	— (h)
10,709	EUR	Westpac Banking Corp.	06/17/14	14,970	14,598	372

3,779	GBP	Barclays Bank plc	06/17/14	6,401	6,334	67
14	GBP	Royal Bank of Canada	06/17/14	24	24	— (h)
409	GBP	Westpac Banking Corp.	06/17/14	685	686	(1)

4,982,532	IDR	HSBC Bank, N.A. †	06/17/14	431	424	7

7,337	MXN	Credit Suisse International	06/17/14	560	570	(10)
6,809	MXN	State Street Corp.	06/17/14	527	529	(2)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/14	NET UNREALIZED APPRECIATION (DEPRECIATION)
18,544	RUB	Citibank, N.A. †	06/17/14	534	529	5
18,006	RUB	Credit Suisse International †	06/17/14	523	514	9

8,627	ZAR	HSBC Bank, N.A.	06/17/14	814	814	—	(h)
5,035	ZAR	National Australia Bank	06/17/14	484	475	9
756	ZAR	State Street Corp.	06/17/14	72	71	1

				35,078	34,552	526

†	— Non-deliverable forward.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CDO	—	Collateralized Debt Obligation
CMO	—	Collateralized Mortgage Obligation
EUR	—	Euro
GBP	—	British Pound
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
NGN	—	Nigeria Naira
PIK	—	Payment-in-Kind
PHP	—	Philippines Peso
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2014.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2014.
ZAR	—	South African Rand
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of May 31, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(x)	—	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2014.
^	—	All or a portion of the security is unsettled as of May 31, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,032
Aggregate gross unrealized depreciation	(355)

Net unrealized appreciation/depreciation	$2,677

Federal income tax cost of investments	$103,147

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at May 31, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$4,430	$—	$4,430
Italy	—	207	—	207
United States	—	352	6,616	6,968

Total Asset-Backed Securities	—	4,989	6,616	11,605

Collateralized Mortgage Obligations
Agency CMO
United States	—	4,921	244	5,165
Non-Agency CMO
Italy	—	—	152	152
Spain	—	233	—	233
United States	—	1,077	—	1,077

Total Collateralized Mortgage Obligations	—	6,231	396	6,627

Commercial Mortgage-Backed Securities
Cayman Islands	—	255	—	255
Ireland	—	100	—	100
United States	—	1,527	1,015	2,542

Total Commercial Mortgage-Backed Securities	—	1,882	1,015	2,897

Convertible Bonds
United Kingdom	—	206	—	206
United States	—	3,103	—	3,103

Total Convertible Bonds	—	3,309	—	3,309

Corporate Bonds
Australia	—	179	—	179
Bahamas	—	38	—	38
Bermuda	—	448	—	448
Brazil	—	889	—	889
Canada	—	1,154	—	1,154
Cayman Islands	—	651	—	651
Colombia	—	425	—	425
Croatia	—	886	—	886
Denmark	—	348	—	348
France	—	2,434	—	2,434

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	$—	$2,253	$—	$2,253
Ireland	—	1,532	—	1,532
Italy	—	2,452	—	2,452
Luxembourg	—	6,888	—	6,888
Mexico	—	220	—	220
Morocco	—	468	—	468
Netherlands	—	1,758	—	1,758
Norway	—	10	—	10
South Korea	—	404	—	404
Spain	—	464	—	464
Sweden	—	329	—	329
Switzerland	—	917	—	917
Turkey	—	240	—	240
United Arab Emirates	—	261	—	261
United Kingdom	—	7,114	—	7,114
United States	—	20,140	163	20,303

Total Corporate Bonds	—	52,902	163	53,065

Foreign Government Securities	—	13,088	—	13,088
Mortgage Pass-Through Securities	—	330	—	330
Preferred Securities
Belgium	—	479	—	479
Denmark	—	422	—	422
France	—	983	—	983
Germany	—	442	—	442
Switzerland	—	304	—	304
United Kingdom	—	2,068	—	2,068
United States	—	1,295	—	1,295

Total Preferred Securities	—	5,993	—	5,993

Preferred Stocks
Cayman Islands	—	51	—	51
United Kingdom	11	—	—	11
United States	—	37	—	37

Total Preferred Stocks	11	88	—	99

Loan Assignments
United States	—	4,736	—	4,736
Short-Term Investment
Investment Company	4,075	—	—	4,075

Total Investments in Securities	$4,086	$93,548	$8,190	$105,824

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$540	$—	$540
Futures Contracts	53	—	—	53

Total Appreciation in Other Financial Instruments	$53	$540	$—	$593

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(21)	$—	$(21)
Futures Contracts	(111)	—	—	(111)

Total Depreciation in Other Financial Instruments	$(111)	$(21)	$—	$(132)

There were no transfers among Levels 1 and 2 during the period ended May 31, 2014.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

1. Derivatives — The Fund uses instruments including futures and forward foreign currency exchange contracts in connection with its respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a predetermined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(a). Futures Contracts — The Fund uses index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to particular countries or regions. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements.

(b). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 08/31/13	Realized gain(loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/14
Asset-Backed Securities - United States	$1,622	$—	$95	$14	$5,112	$(378)	$151	$—	$6,616
Collateralized Mortgage Obligations - Agency CMO - United States	—	—	21	(61)	284	—	—	—	244
Collateralized Mortgage Obligations Non-Agency CMO - Italy	138	—	13	1	—	—	—	—	152
Commercial Mortgage-Backed Securities - United States	296	—	(2)	— (a)	721	—	—	—	1,015
Corporate Bond - United States	70	—	11	(1)	89	(6)	—	—	163

	$2,126	$—	$138	$(47)	$6,206	$(384)	$151	$—	$8,190

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $138,000.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Global Bond Opps Fund

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 5/31/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,786	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 10.00% (3.38%)
			Constant Default Rate	4.00% -28.00% (8.41%)
			Yield (Discount Rate of Cash Flows)	3.04% 6.83% (4.74%)

Asset-Backed Securities	4,786

	244	Discounted Cash Flow	PSA Prepayment Model	245.00% (N/A)
			Yield (Discount Rate of Cash Flows)	0.10% (N/A)

Collateralized Mortgage Obligations	244

	1,015	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.65% - 14.98% (6.67%)

Commercial Mortgage-Backed Securities	1,015

Total	6,045

# The table above does not include Level 3 securities that are valued by brokers and pricing services. At May 31, 2014, the value of these securities was approximately $2,145. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
July 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 28, 2014